Investment Securities - Trading Securities and Other Securities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading securities
Trading securities	$ 12	$ 2,321
Trading securities	2	5
Realized gains (losses) on trading securities
Net unrealized gains (losses) on trading securities held at year end	4	(9)
Net realized gains (losses) on trading securities sold or redeemed during the year	(3)	5
Total	1	(4)
Minimum disclosure of unrealized and realized gains (losses) on other securities			$ 1
U.S. government and government sponsored entities
Trading securities
Trading Securities, Debt	0	302
Obligations of states, municipalities, and political subdivisions
Trading securities
Trading Securities, Debt	0	14
Certificates of deposit and commercial paper
Trading securities
Trading Securities, Debt	0	238
Non-U.S. government and government sponsored entities
Trading securities
Trading Securities, Debt	0	20
Corporate debt
Trading securities
Trading Securities, Debt	10	1,056
RMBS
Trading securities
Trading Securities, Debt	0	35
CMBS
Trading securities
Trading Securities, Debt	2	149
CDO/ABS
Trading securities
Trading Securities, Debt	$ 0	$ 507